Summary of Significant Accounting Policies (Details Narrative) (Allied Integral United Inc) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Mar. 09, 2018	Nov. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2021	Sep. 10, 2020	Sep. 09, 2020	Oct. 31, 2019	Sep. 30, 2018	Jan. 02, 2018
Summary Of Significant Accounting Policies [Line Items]
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						2,000,000	2,000,000		2,000,000
Common stock shares authorised						25,000,000	25,000,000		25,000,000	25,000,000	250,000,000
Number of shares issued							$ 3,801,000	$ 9,680,000
Number of shares issued, shares		15,810
Number of shares issued units, shares						325,000	325,000
Number of shares issued units						$ 325,000	$ 325,000
Income tax percentage						0.00%	0.00%	0.00%
Allied Integral United Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Preferred stock, par value				$ 0.01		$ 0.01	$ 0.01						$ 0.01
Preferred stock, shares authorized				30,000,000		30,000,000	30,000,000						30,000,000
Common stock shares authorised				100,000,000		100,000,000	100,000,000						100,000,000	400,091
Number of shares issued						$ 400,000	$ 100
Number of shares issued, shares							10,000
Income tax percentage				0.00%	0.00%	0.00%	0.00%
Allied Integral United Inc [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Lease term				15 years		15 years
Income tax percentage				50.00%		50.00%
Allied Integral United Inc [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Lease term				17 years		17 years
Allied Integral United Inc [Member] | AIU Alternative Care, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of shares issued				$ 257,000
Number of shares issued, shares				25,700
Ownership percentage	1.00%		1.00%									1.00%
Percentage of non controlling interest	99.00%		99.00%									99.00%
Number of shares issued units, shares			99,038	41,317
Number of shares issued units			$ 990,387	$ 413,166
Allied Integral United Inc [Member] | AIU Alternative Care, Inc [Member] | Series I Cumulative Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt convertible percentage	10.25%
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock, shares authorized	1,500,000		1,500,000
Preferred stock, shares designated	700,000		700,000
Common stock shares authorised	1,500,000		1,500,000